Share-Based Compensation - Summary Of Share Based Compensation Expense (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Aug. 23, 2019 USD ($)	Aug. 23, 2019 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Allocated share based compensation	$ 9,743	¥ 63,574	$ 12,669	¥ 82,667	¥ 64,799	¥ 89,622
General and Administrative Expense [Member]
Allocated share based compensation			12,372	80,727	¥ 64,799	¥ 89,622
Cost of Revenues [Member]
Allocated share based compensation			$ 297	¥ 1,940